Consolidated Statements of Changes in Equity - EUR (€) € in Thousands		Institutional investors [member] Issued capital [member]	[2]	Institutional investors [member] Capital reserve [member]	[2]	Institutional investors [member] Other reserves [member]	[2]	Institutional investors [member] Retained earnings [member]	[2]	Institutional investors [member]	[2]	Public offering [member] Issued capital [member]	Public offering [member] Capital reserve [member]	Public offering [member] Other reserves [member]	Public offering [member] Retained earnings [member]	Public offering [member]	Committed equity facility [member] Issued capital [member]	Committed equity facility [member] Capital reserve [member]	Committed equity facility [member] Other reserves [member]	Committed equity facility [member] Retained earnings [member]	Committed equity facility [member]	IPO 1 [member] Issued capital [member]	[3]	IPO 1 [member] Capital reserve [member]	[3]	IPO 1 [member] Other reserves [member]	[3]	IPO 1 [member] Retained earnings [member]	[3]	IPO 1 [member]	[3]	Issued capital [member]	Capital reserve [member]	Other reserves [member]	Retained earnings [member]	Total
Balance at Dec. 31, 2019																																€ 34	€ 8,489	€ 0	€ (27,091)	€ (18,568)
Statement Line Items [Line Items]
Capital contribution of the GmbH shares into the N.V.																																(34)	34		0	0
Share split																																1,835	(1,835)	0	0	0
Conversion of high voting shares																																4,500	(4,500)	0	0	0
Contributions to equity	[1]																															104	35,904	0	0	36,008
Settlement agreement																																29	1,398	0	0	1,427
Share-based compensation																																0	0	32,160	0	32,160
Fair Value Measurement Convertible Bond																																0	0	(21)	0	(21)
Loss for the period																																0	0	0	(56,032)	(56,032)
Balance at Dec. 31, 2020																																6,468	39,490	32,139	(83,123)	(5,026)
Statement Line Items [Line Items]
Contributions to equity		€ 4		€ 1,479		€ 0		€ 0		€ 1,483												€ 690		€ 138,837		€ 0		€ 0		€ 139,527
Settlement agreement																																0	0	(250)	0	(250)
Share-based compensation																																0	0	1,981	0	1,981
Fair Value Measurement Convertible Bond																																0	0	16	0	16
Loss for the period																																0	0	0	(63,953)	(63,953)
Issue of bonus shares																																1,529	(1,529)	0	0	0
Conversion of Convertible Bond																																44	9,617	5	(5)	9,661
Balance at Dec. 31, 2021																																8,735	187,894	33,891	(147,080)	83,439	[4]
Statement Line Items [Line Items]
Contributions to equity	[5]											€ 655	€ 37,849			€ 38,504
Settlement agreement	[6]																€ 525	€ 15,958			€ 16,483
Share-based compensation																																		1,447		1,447
Fair Value Measurement Convertible Bond																																17	269			286
Loss for the period																																			(183,698)	(183,698)
Exercise of share options																																25	4,549	(4,549)		25
Balance at Dec. 31, 2022																																€ 9,957	€ 246,519	€ 30,789	€ (330,778)	€ (43,513)

[1]	transaction costs of kEUR 2,192 were deducted from capital reserve
[2]	transaction costs of kEUR 17 were deducted from capital reserve
[3]	transaction costs of kEUR 2,825 less deferred taxes of kEUR 18 were deducted from capital reserve
[4]	Certain amounts have been reclassified to conform to the 2022 presentation.
[5]	transaction costs of kEUR 842 were deducted from capital reserve
[6]	transaction costs of kEUR 771 were deducted from capital reserve